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                               ING PARTNERS, INC.
                    ING ALGER CAPITAL APPRECIATION PORTFOLIO
                           ING ALGER GROWTH PORTFOLIO

                     SUPPLEMENT DATED OCTOBER 1, 2004 TO THE
        SERVICE AND ADVISER CLASS PROSPECTUS AND INITIAL CLASS PROSPECTUS
                                DATED MAY 1, 2004

The information in this Supplement updates and amends certain information contained in the May 1, 2004 Prospectuses of ING Partners, Inc. (the "Fund"). You should read this Supplement along with the Prospectuses.

PORTFOLIO MANAGER CHANGE

Effective September 24, 2004 the 4th paragraph of the section entitled "Management of the Portfolios - Sub-Advisers" on page 47 of the Service and Adviser Class Prospectus and page 43 of the Initial Class Prospectus is hereby deleted and replaced with the following:

     Teresa McRoberts and Patrick Kelly are the individuals responsible for the day-to-day management of ING Alger Capital Appreciation Portfolio and Dan Chung is the individual responsible for the day-to-day management of ING Alger Growth Portfolio and ING Alger Aggressive Growth Portfolio. Ms. McRoberts has been employed by Alger as a Senior Vice President and Portfolio Manager since October 2001, prior to which she was a Portfolio Manager and Partner at Maximus Capital from April 2001 until October 2001, a Vice President and Portfolio Manager at Morgan Stanley Dean Witter from June 1998 to March 2001 and a Principal of the firm from December 2000 to March 2001. Mr. Kelly, CFA, has been employed by Alger since July 1999, as a Research Associate from July 1999 to February 2001, as an Assistant Vice President and Associate Analyst from February 2001 to September 2001, as a Vice President and Analyst from September 2001 to September 2004, and as a Senior Vice President and Portfolio Manager since September 2004. Mr. Chung is President, Chief Investment Officer and Director of Research and has been employed by Alger since 1994.


          PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE